EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.04 Schedule 2

Conditions Report 2.0

Loans in Report:	7
Loans with Conditions:	5

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
2077231	XXXXXX	FL	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A																CFCFS1731: Verified cash reserves exceed guidelines - Clayton Comments: 204.89 months of reserves CFCFS1741: Credit score exceeds guidelines - Clayton Comments: Credit score 755
2077233	XXXXXX	FL	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	Credit	Legal Documents	Satisfied	D	B	D	B	CRDLGL100	Legal document incorrect or incomplete	No	According to the underwriting guidelines, a 1st Lien Note and most recent Mortgage Statement must be provided (must be dated within 30 days of the note date). In this case, the mortgage statement provided was dated XXX which is greater than 30 days from the note date.	(No Data)	Post close mtg statement provided to cure.	(No Data)	Not Applicable	CFCFS1744: DTI below guideline requirement
- Clayton Comments:  11.92% DTI is below program max allowable of 45%.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has 16 years and 1 month at current job.

1903386	XXXXXX	MI	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Post close reserves are $5,534.55, or 4.63 months. Reserves not required.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Per WVOE borrower has been on job since XXX.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI of 44.43% is below guideline maximum of 55%.

2065569	XXXXXX	AL	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	B	C	B	CMPTRID3640	TRID - CD: Zero tolerance fee or fees increased at or prior to closing without a valid reason or the revised LE/CD was not timely disclosed; insufficient credit or refund provided	No	Zero Tolerance Fee of $195 due to Appraisal Reinspection Fee increased from LE to CD. Missing a valid Change of Circumstance, or Post Close CD, LOX and copy of refund check to borrower.	7.17.25-Client provided COC, Satisfied.	7.17.25-Satisfied.	Numeric	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  43 Months Reserves

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  14 Years with current Employer

CFCFS1736: Significant time at current residence
- Clayton Comments:  10 years 6 months at current Residence

2065570	XXXXXX	WA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	Credit	Terms/Guidelines	Satisfied	C	A	C	A	CRDTER3122	Loan documents do not meet guideline requirements	No	CPA to be Verified	7.15.2025-Client's response: July 15th 2025, 9:14:40 amCopy of website for XXX provided, please clear finding.7.15.2025-Clayton's response: Received the CPA verification, exception is satisfied.	7.15.2025-Exception satisfied.	(No Data)	Not Applicable	CFCFS1742: Consumer credit history exceeds guidelines
- Clayton Comments:  86+ Months reporting

CFCFS1739: Positive mortgage payment history
- Clayton Comments:  30+ Months reporting positive on VOM and with cancelled checks

CFCFS1736: Significant time at current residence
- Clayton Comments:  36 Months at current residence

2065583	XXXXXX	IL	(No Data)	ATR/QM: Exempt	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	Credit	Credit/Mtg History	Active	B	B	B	B	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	No	Provide 12 months rental for borrower primary residence.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Post close reserves are $62,554.09, or 34.30 months. 3 months required.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV of 67.31% is below guideline maximum of 70% for a DSCR cash out refinance with a 630 credit score.

CFCFS1739: Positive mortgage payment history
- Clayton Comments:  Borrower has been 0X30 with mtg history from XXX.

2065621	XXXXXX	FL	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Insurance	Satisfied	C	A	C	A	CRDINSR5351	Insurance Effective date is greater than the transaction date	No	Current & Previous Dec Page is in file	7.14.2 5Please find updated dec page.7.14.25 exception satisfied	7.14.25 exception satisfied	Not Applicable	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  58 Months Reserves

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  99+ Months reporting

CFCFS1742: Consumer credit history exceeds guidelines
- Clayton Comments:  88+ Months reporting

2065621	XXXXXX	FL	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Legal Documents	Satisfied	D	A	D	A	CRDLGL1819	Estimated HUD-1 in File, Missing Final HUD-1	No	Please provide Final HUD-1	7.14.25 FINAL ss For review7.14.25 exception satisfied	7.14.25 exception satisfied	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  58 Months Reserves

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  99+ Months reporting

CFCFS1742: Consumer credit history exceeds guidelines
- Clayton Comments:  88+ Months reporting